(Vanguard Market Neutral Fund Institutional) (Vanguard Market Neutral Fund)	12 Months Ended
Dec. 31, 2012
Vanguard Market Neutral Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%
Vanguard Market Neutral Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%